Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Components of Operating Lease Cost

The components of operating lease cost recorded under operating expenses for the year ended December 31, 2023, 2022 and 2021 were as follows:

	December 31,
	2023	2022	2021
Fixed cost and variable cost that depend on an index	$2,689	$3,312	$3,258
Impairment of lease ROU asset	211	-	-
Short term lease cost	76	23	136
Sublease income	(1,293)	(434)	(705)
	$1,683	$2,901	$2,689

Schedule of Lease Term and Discount Rate
Weighted average remaining lease term as of December 31, 2023	2.89 years
Weighted average discount rate	2.59%

Schedule of Minimum Lease Payments
The minimum lease payments for the Company’s ROU assets over the remaining lease periods as of December 31, 2023, were as follows:

2024	$2,544
2025	2,349
2026	2,208
2027 and after	-
Total undiscounted lease payments	7,101
Less: imputed interest	(48)
Present value of lease liabilities	$7,053